FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
FINANCIAL INSTRUMENTS [Text Block]

17. FINANCIAL INSTRUMENTS

The Corporation has exposure to the following risks from its use of financial instruments:

•	credit risk
•	liquidity risk
•	market risk

This note presents information about the Corporation’s exposure to each of the above risks, the Corporation’s objectives, policies and processes for measuring and managing risk, and the Corporation’s management of capital. Further quantitative disclosures are included throughout these consolidated financial statements.

Risk management framework

The Board of Directors has overall responsibility for the establishment and oversight of the Corporation’s risk management framework. The Corporation’s risk management policies are established to identify and analyze the risks faced by the Corporation, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Corporation’s activities. The Corporation, through its training and management standards and procedures, aims to develop a disciplined and constructive control environment in which all employees understand their roles and obligations.

The Corporation’s Audit Committee oversees how management monitors compliance with the Corporation’s risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Corporation.

Credit risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Corporation’s receivables from customers.

The Corporation’s cash and cash equivalents, restricted cash held as collateral and short-term investments also subject the Corporation to credit risk. The Corporation has term deposits, consistent with its practice of protecting its capital rather than maximizing investment yield. The Corporation manages credit risk by investing in cash equivalents and term deposits rated at A or R1 or above.

The Corporation, in the normal course of business, is exposed to credit risk from its customers and the accounts receivable are subject to normal industry risks. The Corporation usually provides various loyalty currency services to loyalty program operators which normally results in an amount payable to the loyalty program operator in excess of the amount held in accounts receivable. The Corporation also manages and analyzes its accounts receivable on an ongoing basis and hence the Corporation’s exposure to bad debts has not been significant.

The aging of accounts receivable is as follows:

	December 31, 2017	December 31, 2016
Current	$6,554	$2,876
Past due 31 – 60 days	420	637
Past due 61 – 90 days	244	223
Past due 91 – 120 days	139	134
Past due over 120 days	475	350
Trade accounts receivable	7,832	4,220
Less allowance for doubtful accounts	(91)	(163)
	$7,741	$4,057

The following table provides the change in allowance for doubtful accounts for trade accounts receivable:

	2017	2016
Balance, beginning of year	$163	$46
Provision for doubtful accounts	102	156
Bad debts written off, net of recoveries	(174)	(39)
Balance, end of year	$91	$163

The provision for doubtful accounts has been included in operating expenses in the consolidated statements of comprehensive income, and is net of any recoveries of amounts that were provided for in a prior period. The carrying amount of the Corporation’s current financial assets represent its maximum exposure to credit risk.

Liquidity risk

Liquidity risk is the risk that the Corporation will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Corporation actively maintains access to adequate funding sources to ensure it has sufficient available funds to meet current and foreseeable financial requirements at a reasonable cost. The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities as at December 31, 2017 and 2016:

		Contractual Cash Flow Maturities

	Carrying	Total	Within 1	1 year	3 years
	Amount		year	to 3	and
As at December 31, 2017				years	beyond
Accounts payable and accrued liabilities	$7,998	$7,998	$7,998	-	-
Foreign exchange forward contracts designated as cash flow hedges	43	43	43	-	-
Income taxes payable	695	695	695	-	-
Payable to loyalty program partners	65,567	65,567	65,567	-	-
	$74,303	$74,303	$74,303	$-	$-

		Contractual Cash Flow Maturities
	Carrying	Total	Within 1	1 year	3 years
	Amount		year	to 3	and
As at December 31, 2016				years	beyond
Accounts payable and accrued liabilities	$6,335	$6,335	$6,335	$-	$-
Foreign exchange forward contracts designated as cash flow hedges	258	258	258	-	-
Income taxes payable	1,638	1,638	1,638
Payable to loyalty program partners	53,242	53,242	53,242	-	-
	$61,473	$61,473	$61,473	$-	$-

Management believes that cash on hand, future cash flows generated from operations and availability of current and future funding will be adequate to repay these financial liabilities when they become due.

Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates and interest rates, will affect the Corporation’s cash flows or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

The Corporation has customers and suppliers that transact in currencies other than the US dollar which gives rise to a risk that earnings and cash flows may be adversely affected by fluctuations in foreign currency exchange rates. The Corporation is primarily exposed to the Canadian dollar, the EURO and the British Pound. The Corporation has entered into foreign exchange forward contracts to reduce the foreign exchange risk with respect to Canadian dollar denominated disbursements. Revenues earned from the Corporation’s partners based in Canada are contracted in and paid in Canadian dollars. The Corporation uses these funds to fund the Canadian operating expenses thereby reducing its exposure to foreign currency fluctuations.

As at December 31, 2017, forward contracts with a notional value of $15,380, and in a net asset position of $507 (2016 – $174 in liability position), with settlement dates extending to December 2018, have been designated as cash flow hedges for hedge accounting treatment under IAS 39, Financial Instruments: Recognition and Measurement . These contracts are intended to reduce the foreign exchange risk with respect to anticipated Canadian dollar denominated expenses.

The change in fair value of derivatives designated as cash flow hedges is recognized in other comprehensive income, except for any ineffective portion, which is recognized immediately in the foreign exchange gain or loss. As at December 31, 2017 and 2016, all hedges were considered effective. Realized gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period as the corresponding hedged items are recognized in income. In 2017, total realized gains of $331 were reclassified to employment costs for Canadian dollar currency hedges (2016 - $269 total realized losses). The carrying amount of hedging derivatives designated in cash flow hedges that mature within one year is included in prepaid expenses and other assets and/or current portion of other liabilities.

The Corporation holds balances in foreign currencies that give rise to exposure to foreign exchange risk. In general and strictly relating to the foreign exchange (“FX”) gain or loss of translating certain non-US dollar balance sheet accounts, a strengthening US dollar will lead to an FX loss on assets and gain on liabilities and vice versa. Sensitivity to a +/- 10% movement in all currencies held by the Corporation versus the US dollar would affect the Corporation’s net income by $407 (2016 - $42) excluding the effect of hedging. Significant balances denominated in foreign currencies that are considered financial instruments are as follows:

As at December 31, 2017	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7966	1.3491	1.1979	0.0089
Financial assets
Cash and cash equivalents	2,143	4,371	4,444	181,454
Funds receivable from payment processors	745	527	1,673	57,239
Accounts receivable	334	2,091	432	34,355
	3,222	6,989	6,549	273,048
Financial liabilities
Accounts payable and accrued liabilities	4,233	2,149	255	8,370
Payable to loyalty program partners	1,413	5,254	6,103	71,376
	5,646	7,403	6,358	79,746

As at December 31, 2016	CAD	GBP	EUR	JPY
FX Rates used to translate to USD	0.7437	1.2336	1.0516	0.0086
Financial assets
Cash and cash equivalents	1,906	4,826	5,815	-
Funds receivable from payment processors	569	303	1,612	-
Accounts receivable	261	1,160	398	-
	2,736	6,289	7,825	-
Financial liabilities
Accounts payable and accrued liabilities	3,393	1,342	517	-
Payable to loyalty program partners	1,267	4,526	6,400	-
	4,660	5,868	6,917	-

Interest rate risk

The Corporation does not believe that the results of operations or cash flows would be affected to any significant degree by a sudden change in market interest rates, relative to interest rates on the investments, owing to the short-term nature of the investments.

Determination of fair value

For financial assets and liabilities that are valued at other than fair value on the consolidated statement of financial position (funds receivable from payment processors, short-term investments, security deposits, accounts receivable, accounts payable and accrued liabilities and payable to loyalty program partners), fair value approximates the carrying value at December 31, 2017 and 2016 due to their short-term maturities.

Fair value hierarchy

The Corporation has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies, as disclosed below. However, considerable judgment is required to develop certain of these estimates. Accordingly, these estimated values are not necessarily indicative of the amounts the Corporation could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of each class of financial instruments are discussed below.

The table below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Quoted market prices for an identical asset or liability represent a Level 1 valuation. When quoted market prices are not available, the Corporation maximizes the use of observable inputs within valuation models. When all significant inputs are observable, the valuation is classified as Level 2. Valuations that require the use of significant unobservable inputs are considered Level 3. The fair value of financial assets and financial liabilities measured at fair value in the consolidated balance sheet as at December 31, 2017 and 2016 are as follows:

2017	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges (i)	$550	$550

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges (i)	(43)	(43)
	$507	$507

2016	Carrying Value	Level 2
Assets:
Foreign exchange forward contracts designated as cash flow hedges (i)	$84	$84

Liabilities:
Foreign exchange forward contracts designated as cash flow hedges (i)	(258)	(258)
	$(174)	$(174)

(i)

The carrying values of the Corporation’s foreign exchange forward contracts are included in prepaid expenses and other assets and current portion of other liabilities in the consolidated statements of financial position.

There were no material financial instruments categorized in Level 1 or Level 3 as at December 31, 2017 and December 31, 2016 and there were no transfers of fair value measurement between Levels 2 and 3 of the fair value hierarchy in the respective periods.